UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Growth Fund, Inc.

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 28.7%
Banks - 9.9%
Credicorp Ltd.	39,100	$6,385,030
HDFC Bank Ltd.	358,800	8,160,925
Svenska Handelsbanken AB-Class A SHS (a)	532,120	7,292,203
Swedbank AB-Class A (a)	305,090	7,059,310

		28,897,468

Capital Markets - 7.0%
Flow Traders (b)	38,456	1,210,782
IG Group Holdings PLC	322,223	2,008,462
London Stock Exchange Group PLC	167,280	6,655,142
Partners Group Holding AG	20,018	10,757,939

		20,632,325

Consumer Finance - 2.3%
Bharat Financial Inclusion Ltd. (c)	535,330	6,661,160

Insurance - 6.4%
AIA Group Ltd.	1,656,000	10,452,601
Prudential PLC	390,075	8,239,672

		18,692,273

Thrifts & Mortgage Finance - 3.1%
Housing Development Finance Corp., Ltd.	395,305	9,131,841

		84,015,067

Information Technology - 19.4%
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (c)	76,420	8,240,368
Tencent Holdings Ltd.	296,900	8,553,547

		16,793,915

Semiconductors & Semiconductor Equipment - 11.5%
ams AG	162,314	8,768,253
Disco Corp.	30,100	4,596,102
Infineon Technologies AG	318,290	6,514,547
NXP Semiconductors NV (c)	52,550	5,438,925
Taiwan Semiconductor Manufacturing Co., Ltd.	1,337,000	8,383,836

		33,701,663

Software - 2.2%
Mobileye NV (c)	104,646	6,425,264

		56,920,842

Industrials - 13.0%
Aerospace & Defense - 0.5%
Safran SA	19,590	1,462,079

Building Products - 3.0%
Kingspan Group PLC	276,768	8,797,227

Electrical Equipment - 6.1%
Schneider Electric SE (Paris)	115,650	8,496,661

Company	Shares	U.S. $ Value
Vestas Wind Systems A/S (c)	114,950	$9,350,061

		17,846,722

Industrial Conglomerates - 3.4%
Siemens AG (REG)	74,120	10,152,382

		38,258,410

Consumer Staples - 11.9%
Food & Staples Retailing - 1.5%
Tsuruha Holdings, Inc.	46,400	4,303,583

Food Products - 2.6%
Nestle SA (REG)	99,934	7,670,112

Household Products - 5.3%
Pigeon Corp.	213,400	6,847,332
Reckitt Benckiser Group PLC	58,237	5,316,553
Unicharm Corp.	138,900	3,338,121

		15,502,006

Personal Products - 2.5%
Cosmax, Inc.	26,864	3,264,507
Godrej Consumer Products Ltd.	162,616	4,208,203

		7,472,710

		34,948,411

Health Care - 7.7%
Health Care Equipment & Supplies - 2.6%
Essilor International SA	62,546	7,593,782

Health Care Providers & Services - 1.5%
Apollo Hospitals Enterprise Ltd. (c)	253,410	4,547,838

Pharmaceuticals - 3.6%
Roche Holding AG	23,735	6,069,840
Vectura Group PLC (c)	2,279,470	4,361,032

		10,430,872

		22,572,492

Consumer Discretionary - 7.6%
Auto Components - 3.3%
Delphi Automotive PLC	121,060	9,744,119

Household Durables - 1.5%
Panasonic Corp.	395,600	4,477,089

Multiline Retail - 2.4%
Don Quijote Holdings Co., Ltd.	141,000	4,907,698
Matahari Department Store Tbk PT	2,096,700	2,073,367

		6,981,065

Specialty Retail - 0.0%
Ace Hardware Indonesia Tbk PT	145,600	9,011

Textiles, Apparel & Luxury Goods - 0.4%
Samsonite International SA	272,100	989,481

Company	Shares	U.S. $ Value
		$22,200,765

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
Deutsche Telekom AG (REG)	376,590	6,598,849
Telekomunikasi Indonesia Persero Tbk PT	7,086,500	2,202,802

		8,801,651

Materials - 2.7%
Chemicals - 2.7%
Chr Hansen Holding A/S	122,740	7,873,448

Utilities - 2.1%
Water Utilities - 2.1%
Beijing Enterprises Water Group Ltd.	8,302,000	6,154,141

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
SM Prime Holdings, Inc.	5,885,100	3,318,647

Total Common Stocks (cost $207,858,494)		285,063,874

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (d)(e) (cost $4,579,583)	4,579,583	4,579,583

	Principal Amount (000)
Time Deposits – 0.1%
ANZ, London 0.05%, 4/03/17	GBP	29		36,164
BBH, Grand Cayman
(1.45)%, 4/03/17	CHF	30		30,090
(0.95)%, 4/03/17	SEK	323		36,028
(0.60)%, 4/03/17	DKK	178		25,453
(0.574)%, 4/03/17	EUR	15		16,348
0.05%, 4/03/17	CAD	0	*	1
5.465%, 4/03/17	ZAR	0	*	4
Hong Kong & Shanghai Bank, Hong Kong 0.005%, 4/03/17	HKD	209		26,889
Sumitomo, Tokyo (0.27)%, 4/03/17	JPY	4,818		43,273

Total Time Deposits (cost $216,212)				214,250

Total Short-Term Investments (cost $4,795,795)				4,793,833

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $212,654,289)		$289,857,707

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%
Investment Companies - 3.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (d)(e) (cost $11,183,280)	11,183,280	11,183,280

Total Investments - 102.6% (cost $223,837,569) (f)		301,040,987
Other assets less liabilities - (2.6)%		(7,767,452)

Net Assets - 100.0%		$293,273,535

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	815	USD	808	5/16/17	$(8,051)
Barclays Bank PLC	EUR	16,872	USD	18,065	5/16/17	30,749
Barclays Bank PLC	INR	49,887	USD	759	5/16/17	(8,513)
BNP Paribas SA	SEK	17,531	USD	1,993	5/16/17	32,498
BNP Paribas SA	USD	2,522	HKD	19,543	5/16/17	(4,352)
Brown Brothers Harriman & Co.	USD	1,857	DKK	13,021	5/16/17	14,459
Citibank, NA	DKK	13,021	USD	1,888	5/16/17	16,774
Citibank, NA	GBP	672	USD	821	5/16/17	(22,270)
Citibank, NA	USD	12,352	AUD	16,184	5/16/17	3,513
Citibank, NA	USD	5,172	BRL	16,508	5/16/17	49,330
Citibank, NA	USD	5,211	CNY	36,178	5/16/17	24,582
Citibank, NA	USD	3,691	EUR	3,480	5/16/17	28,214
Credit Suisse International	SEK	49,214	USD	5,493	5/16/17	(10,591)
Deutsche Bank AG	USD	3,328	CAD	4,437	5/16/17	10,634
Goldman Sachs Bank USA	INR	176,648	USD	2,632	5/16/17	(83,774)
Goldman Sachs Bank USA	USD	682	CAD	915	5/16/17	6,520
Goldman Sachs Bank USA	USD	16,160	CAD	21,270	5/16/17	(156,034)
Goldman Sachs Bank USA	USD	16,802	JPY	1,873,627	5/16/17	55,161
JPMorgan Chase Bank, NA	CHF	847	USD	858	5/16/17	9,870
JPMorgan Chase Bank, NA	INR	718,979	USD	10,613	5/16/17	(441,393)
Morgan Stanley & Co., LLC	EUR	655	USD	696	5/16/17	(4,292)
Morgan Stanley & Co., LLC	HKD	11,837	USD	1,527	5/16/17	2,541
Royal Bank of Scotland PLC	EUR	1,578	USD	1,710	5/16/17	23,543
Royal Bank of Scotland PLC	SEK	27,160	USD	3,072	5/16/17	35,387
Royal Bank of Scotland PLC	USD	2,488	AUD	3,309	5/16/17	38,209
Royal Bank of Scotland PLC	USD	6,650	KRW	7,599,601	5/16/17	153,064
Royal Bank of Scotland PLC	USD	2,819	RUB	168,662	5/16/17	148,320
Standard Chartered Bank	CNY	5,371	USD	761	5/16/17	(15,930)
Standard Chartered Bank	HKD	24,755	USD	3,191	5/16/17	2,849
Standard Chartered Bank	INR	113,644	USD	1,673	5/16/17	(74,090)
State Street Bank & Trust Co.	CHF	6,619	USD	6,689	5/16/17	64,529
State Street Bank & Trust Co.	CNY	43,759	USD	6,322	5/16/17	(10,612)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	21,195	USD	2,735	5/16/17	$4,728
State Street Bank & Trust Co.	USD	3,777	EUR	3,571	5/16/17	40,354
State Street Bank & Trust Co.	USD	3,281	GBP	2,631	5/16/17	18,628
UBS AG	JPY	248,593	USD	2,187	5/16/17	(50,070)
UBS AG	USD	3,058	GBP	2,451	5/16/17	15,393

						$(60,123)

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of this security amounted to $1,210,782 or 0.4% of net assets.
(c)	Non-income producing security.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,138,482 and gross unrealized depreciation of investments was $(3,935,064), resulting in net unrealized appreciation of $77,203,418.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency	Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2017 (unaudited)

11.3%	India
9.8%	Japan
9.2%	United Kingdom
8.5%	Switzerland
8.0%	Germany
7.9%	China
6.1%	France
5.9%	Denmark
5.6%	United States
5.0%	Sweden
3.9%	Hong Kong
3.0%	Ireland
3.0%	Austria
2.9%	Taiwan
8.2%	Other
1.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Indonesia, Netherlands, Peru, Philippines and South Korea.

AB International Growth Fund, Inc.

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$6,385,030		$77,630,037		$	– 0	–	$84,015,067
Information Technology	20,104,557		36,816,285			– 0	–	56,920,842
Industrials	8,797,227		29,461,183			– 0	–	38,258,410
Consumer Staples	– 0	–	34,948,411			– 0	–	34,948,411
Health Care	4,361,032		18,211,460			– 0	–	22,572,492
Consumer Discretionary	9,744,119		12,456,646			– 0	–	22,200,765
Telecommunication Services	– 0	–	8,801,651			– 0	–	8,801,651
Materials	– 0	–	7,873,448			– 0	–	7,873,448
Utilities	– 0	–	6,154,141			– 0	–	6,154,141
Real Estate	– 0	–	3,318,647			– 0	–	3,318,647
Short-Term Investments:
Investment Companies	4,579,583		– 0	–		– 0	–	4,579,583
Time Deposits	– 0	–	214,250			– 0	–	214,250
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,183,280		– 0	–		– 0	–	11,183,280

Total Investments in Securities	65,154,828		235,886,159	†		– 0	–	301,040,987
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	829,849			– 0	–	829,849
Liabilities
Forward Currency Exchange Contracts	– 0	–	(889,972)			– 0	–	(889,972)

Total^	$65,154,828		$235,826,036		$	– 0	–	$300,980,864

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$11,043	$75,769	$82,232	$4,580	$20

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$6,474	$53,637	$48,928	$11,183	$6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 24, 2017